Note 5 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5.
Property and Equipment

Property and equipment is comprised of:

	June 30, 2017	December 31, 2016
Network and base station equipment	$42,836,648	$42,098,570
Customer premise equipment	34,402,917	33,617,085
Information technology	4,879,306	4,859,875
Furniture, fixtures and other	1,713,430	1,713,430
Leasehold improvements	1,631,893	1,631,322
	85,464,194	83,920,282
Less: accumulated depreciation	72,431,319	68,667,925
Property and equipment, net	$13,032,875	$15,252,357

Depreciation expense for the
three
months ended
June 30, 2017
and
2016
was
$1,747,777
and
$2,626,249,
respectively. Depreciation expense for the
six
months ended
June 30, 2017
and
2016
was
$3,763,394
and
$4,949,222,
respectively.

Property acquired through capital leases included within the Company’s property and equipment consists of the following:

	June 30, 2017	December 31, 2016
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	4,463,580	4,083,274
Property acquired through capital leases, net	$687,138	$1,067,444

Note
5
-
Property and Equipment

Property and equipment is comprised of:

	As of December 31,
	2016	2015
Network and base station equipment	$42,098,570	$38,351,119
Customer premise equipment	33,617,085	30,910,874
Information technology	4,859,875	4,810,865
Furniture, fixtures and other	1,713,430	1,713,722
Leasehold improvements	1,631,322	1,623,559
	83,920,282	77,410,139
Less: accumulated depreciation	68,667,925	56,174,755
Property and equipment, net	$15,252,357	$21,235,384

Depreciation expense for the years ended
December 31, 2016
and
2015
was
$9,417,612
and
$9,251,311,
respectively.

Property acquired through capital leases included within the Company’s property and equipment consists of the following:

	As of December 31,
	2016	2015
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	4,083,274	3,114,968
Property acquired through capital leases, net	$1,067,444	$2,035,750